Other Payables (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Schedule of Other Payables

	December 31, 2019	June 30, 2020
Payables for cash-settled share-based payment transactions (Note 21)	$755,787	$885,343
Payables for salaries and bonuses	1,037,213	651,423
Interest payables	392,970	564,240
Payables for professional fees	923,726	476,789
Others	137,146	106,817

	$3,246,842	$2,684,612